Income Tax Benefits / (Expenses) - Summary of Tax Losses Carried Forward (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	€ 1,041,334	€ 924,874
Expiry within 5 years [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	56,202	57,616
Expiry over 5 years [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	146,774	154,293
No expiration [member]
Disclosure of Details of Tax Losses Carried Forward For Which No Deferred Tax Assets Were Recognized [line Items]
Unused tax losses for which no deferred tax asset recognised	€ 838,358	€ 712,965